Transfers of Financial Assets (Summary of Carrying Amount and Fair Value of Transferred Financial Assets not Qualifying for Derecognition) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Transfers of Financial Assets [Abstract]
Securitization liabilities at amortized cost	$ 14,841	$ 12,365
Securitization liabilities at fair value	$ 25,283	$ 20,319